Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Total assets by segment:
Consolidated assets	$ 5,086,178	$ 5,057,247
Reportable Business Segments
Total assets by segment:
Consolidated assets	4,290,916	4,259,126
Wholesale
Total assets by segment:
Consolidated assets	2,553,857	2,531,145
European Retail
Total assets by segment:
Consolidated assets	924,979	864,231
Direct Response / E-Commerce
Total assets by segment:
Consolidated assets	692,685	772,240
North American Retail
Total assets by segment:
Consolidated assets	119,395	91,510
Corporate/Manufacturing
Total assets by segment:
Consolidated assets	$ 795,262	$ 798,121